PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 94,231	$ 85,717
Accumulated depreciation	67,877	59,514
Property and equipment, net	26,354	26,203
Depreciation expenses	9,253	8,163	$ 6,413
Capitalized computer software costs	2,721
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	78,521	71,571
Accumulated depreciation	59,696	52,645
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,103	8,953
Accumulated depreciation	5,382	4,554
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,607	5,193
Accumulated depreciation	$ 2,799	$ 2,315